Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other current liabilities [Abstract]
Other Current Liabilities
	Year ended December 31,
	2021	2020
	$’000	$’000
Accruals	1,698	242
Social security payable	96	3
Other	72	—
	1,866	245